LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Recoverable value-added input tax	$ 2,090	$ 2,203
Prepayment for mining machines	19,437	21,326
Prepayment for data center materials	2,852	3,974
Others	25	59
Long-term prepayments and other non-current assets	$ 24,404	$ 27,562